Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Income Taxes Textual [Abstract]
Deferred Income Tax	$ 2,180	$ 2,018		$ 2,273
Alternate minimum tax credit carry forwards	52	49
Net operating carry forwards	271
Year of Expiry	expire between 2028 and 2032
Liability for uncertain tax positions	29
Tax positions for the year	133	115
Accrued interest	25	21
Interest and penalties	3	2
Income tax benefit			1
Income tax returns, Liabilities reduced	$ 11